Note 10 - Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
2014	$—
2015	650,000
2016	—
2017	—
2018	—
2019	—
650,000
Less: current portion	—
$650,000